Leases - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lessee, Operating Lease, Term of Contract	8 years
Lessee, Operating Lease, Option to Extend	5 years
Lessee, Operating Lease, Increase in Discount Rate	3.00%
Operating Lease, Cost	$ 7,400	$ 6,900
Variable Lease, Cost	600	700
Cash paid for amounts included in the measurement of operating lease liabilities	6,800	6,600
Right-of-Use Asset Obtained in Exchange for Operating Lease Liability	$ 0	$ 0
Operating Lease, Weighted Average Remaining Lease Term	5 years 3 months 18 days	6 years 1 month 6 days
Operating Lease, Weighted Average Discount Rate, Percent	15.30%	15.30%
Maximum [Member]
Lessee, Operating Lease, Term of Contract	6 years
Minimum [Member]
Lessee, Operating Lease, Term of Contract	1 year